Share-Based Compensation Plans - Schedule of Number of Restricted Share Units (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares
RSUs With Time Criteria [Member]
Schedule of Number of Restricted Share Units [Line Items]
RSUs with time criteria, beginning balance	964,705	784,725
RSUs with time criteria, Ending balance	707,466	964,705
RSUs with time criteria, Granted	260,883	504,670
RSUs with time criteria, Settled	(453,338)	(305,547)
RSUs with time criteria, Forfeited	(64,784)	(19,143)
PSUs With Time and Performance Criteria [Member]
Schedule of Number of Restricted Share Units [Line Items]
PSUs with time and performance criteria, beginning balance	555,162	375,137
PSUs with time and performance criteria, Ending balance	530,056	555,162
PSUs with time and performance criteria, Granted	208,312	410,888
RSUS with time and performance criteria Settled	(187,349)	(230,863)
PSUs with time and performance criteria, Forfeited	(46,069)
DSUs [Member]
Schedule of Number of Restricted Share Units [Line Items]
DSUs, beginning balance	189,434	124,616
DSUs, Ending balance	232,163	189,434
DSUs, Granted	42,729	77,252
DSUs, Settled		(12,434)
DSUs, Forfeited
RSUs Under the Historic Plan [Member] | RSUs With Time Criteria [Member]
Schedule of Number of Restricted Share Units [Line Items]
RSUs with time criteria, beginning balance		517,688
RSUs with time criteria, Ending balance
RSUs with time criteria, Settled		(517,688)
RSUs with time criteria, Forfeited
RSUs Under the Historic Plan [Member] | PSUs With Time and Performance Criteria [Member]
Schedule of Number of Restricted Share Units [Line Items]
RSUS with time and performance criteria, beginning balance	124,080	124,080
RSUS with time and performance criteria, Ending balance		124,080
RSUS with time and performance criteria, Settled
RSUS with time and performance criteria, Forfeited	(124,080)